Annual Total Returns[BarChart] - Mid Cap Strategic Growth Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.75%)	9.23%	38.61%	3.22%	(2.63%)	9.68%	26.28%	(4.73%)	37.73%	34.23%